Parent Company Financial Statements - Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Income from investment securities	$ 10,566	$ 9,817	$ 20,564	$ 18,725	$ 36,740	$ 36,114
Gain on investment sales	4,448	1,710	6,943	3,096	8,682	2,321
Other income	53	40	121	71	2	4
Stock-based compensation expense			888	1,540	2,635	4,320
Professional services	1,352	1,498	3,184	3,504	6,403	10,466
Other expense	4,146	1,770	7,766	3,527	21,961	21,275
Total noninterest expense	30,744	27,455	65,210	53,982	104,308	121,749
Income (loss) before income tax expense (benefit)	13,863	6,204	19,200	10,352	26,043	(7,227)
Income tax benefit	(4,697)	(1,927)	(6,506)	(3,577)	(8,872)	2,399
Net income (loss)	9,166	4,277	12,694	6,775	17,171	(4,828)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Income from investment securities					4,499
Equity in income (loss) of subsidiary					18,131	(1,822)
Gain on investment sales					11
Other income						1
Total income (loss)					22,641	(1,821)
Stock-based compensation expense					362	2,081
Professional services					2,211	838
Directors Fees					2,300
Insurance Expense					1,252	1,381
Other expense					1,980	472
Total noninterest expense					8,105	4,772
Income (loss) before income tax expense (benefit)					14,536	(6,593)
Income tax benefit					2,635	1,765
Net income (loss)					$ 17,171	$ (4,828)